Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$510,693.00

Principal:
Principal Collections	$11,568,579.20
Prepayments in Full	$4,621,116.87
Liquidation Proceeds	$116,718.94
Recoveries	$32,005.81
Sub Total	$16,338,420.82
Collections	$16,849,113.82

Purchase Amounts:
Purchase Amounts Related to Principal	$72,745.04
Purchase Amounts Related to Interest	$207.94
Sub Total	$72,952.98

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,922,066.80

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	40
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,922,066.80
Servicing Fee	$225,847.80	$225,847.80	$0.00	$0.00	$16,696,219.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,696,219.00
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,696,219.00
Interest - Class A-3 Notes	$6,904.49	$6,904.49	$0.00	$0.00	$16,689,314.51
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$16,634,189.51
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,634,189.51
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$16,611,165.34
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,611,165.34
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$16,592,960.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,592,960.67
Regular Principal Payment	$15,161,129.31	$15,161,129.31	$0.00	$0.00	$1,431,831.36
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,431,831.36
Residual Released to Depositor	$0.00	$1,431,831.36	$0.00	$0.00	$0.00

Total		$16,922,066.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,161,129.31
Total					$15,161,129.31
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,161,129.31	$33.32	$6,904.49	$0.02	$15,168,033.80	$33.34
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$15,161,129.31	$11.52	$103,258.33	$0.08	$15,264,387.64	$11.60

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$27,617,971.15	0.0606908	$12,456,841.84	0.0273741
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$228,407,971.15	0.1735781	$213,246,841.84	0.1620565

Pool Information
Weighted Average APR	2.274%	2.277%
Weighted Average Remaining Term	27.00	26.20
Number of Receivables Outstanding	18,275	17,814
Pool Balance	$271,017,362.07	$254,476,156.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$255,501,178.01	$240,091,930.61
Pool Factor	0.1914642	0.1797784

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$14,384,225.54
Targeted Overcollateralization Amount	$41,229,314.31
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$41,229,314.31

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		35	$162,045.87
(Recoveries)		54	$32,005.81
Net Loss for Current Collection Period			$130,040.06
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5758%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9510%
Second Prior Collection Period			0.3735%
Prior Collection Period			0.3599%
Current Collection Period			0.5939%
Four Month Average (Current and Prior Three Collection Periods)			0.5696%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,716	$5,925,505.18
(Cumulative Recoveries)			$1,460,299.92
Cumulative Net Loss for All Collection Periods			$4,465,205.26
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3155%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,453.09
Average Net Loss for Receivables that have experienced a Realized Loss			$2,602.10

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.89%	244	$4,797,742.87
61-90 Days Delinquent	0.30%	35	$766,684.85
91-120 Days Delinquent	0.05%	6	$117,335.84
Over 120 Days Delinquent	0.12%	10	$313,212.04
Total Delinquent Receivables	2.36%	295	$5,994,975.60

Repossession Inventory:
Repossessed in the Current Collection Period		8	$138,750.45
Total Repossessed Inventory		11	$244,355.21

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2831%
Prior Collection Period			0.2955%
Current Collection Period			0.2863%
Three Month Average			0.2883%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4705%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	40

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	57	$1,172,749.85
2 Months Extended	88	$1,712,474.48
3+ Months Extended	17	$365,492.25

Total Receivables Extended	162	$3,250,716.58

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer